24 Share capital (Details 1) - GBP (£) £ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Balance at beginning	£ 85,638	£ 69,870
Placing & Registered Direct Offering 18 May 2020	4,255
Placing and Open Offer (see note 16) 26 February 2019 (in pound per share)		£ 0.77
Placing and Open Offer (see note 16) 26 February 2019		£ 13,406
Share issue to SIPP trustee (see note 27) 8 October 2019 (in pound per share)		£ 0.001
Registered Direct Offering 29 October 2019 (in pound per share)		£ 0.7874
Registered Direct Offering 29 October 2019		£ 2,362
Placing 27 July 2020	5,750
Exercise of warrants 19 August 2020	£ 783
Share issue to SIPP trustee (see note 27) 1 August 2018 (in pound per share)			£ 0.001
Share issue to SIPP trustee (see note 27) 1 August 2018
Share issue to SIPP trustee (see note 27) 30 September 2020 (in pound per share)	£ 0.001
Share issue to SIPP trustee (see note 28) 30 September 2020
Balance at end	£ 96,426	£ 85,638	£ 69,870
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning (in shares)	23,494,981	3,059,207
Placing & Registered Direct Offering 18 May 2020 (in shares)	15,757,576
Placing & Registered Direct Offering 18 May 2020 (in pound per share)	£ 0.27
Placing 27 July 2020 (in shares)	21,296,295
Placing 27 July 2020 (in pound per share)	£ 0.27
Exercise of warrants 19 August 2020 (in shares)	2,500,000
Share issue to SIPP trustee (see note 27) 1 August 2018 (in shares)			5,000
Share issue to SIPP trustee (see note 27) 30 September 2020 (in shares)	2,500
Balance at end (in shares)	63,073,852	23,494,981	3,059,207
Deferred Shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning (in shares)	1,000,001	1,000,001
Placing & Registered Direct Offering 18 May 2020 (in shares)
Placing and Open Offer (see note 16) 26 February 2019 (in shares)		17,410,774
Share issue to SIPP trustee (see note 27) 8 October 2019 (in shares)		25,000
Registered Direct Offering 29 October 2019 (in shares)		3,000,000
Placing 27 July 2020 (in shares)
Share issue to SIPP trustee (see note 27) 1 August 2018 (in shares)
Share issue to SIPP trustee (see note 27) 30 September 2020 (in shares)
Balance at end (in shares)	1,000,001	1,000,001	1,000,001